MARKETABLE SECURITIES (Schedule of investment income) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
MARKETABLE SECURITIES [Abstract]
Interest income	$ 2,557	$ 7,955	$ 5,121
Dividend income	46,884	71,943	45,669
Gain (loss) on sale of marketable securities	182,870	(5,572)	(18,606)
Total	$ 232,311	$ 74,326	$ 32,184